Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
October 31, 2023
T18-NPRT1-1223
1.9880051.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	331,297	5,101,974
Verizon Communications, Inc.	159,186	5,592,204
		10,694,178
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (a)	196,184	24,342,511
Media - 1.4%
Comcast Corp. Class A	133,339	5,505,567
Omnicom Group, Inc.	40,961	3,068,389
		8,573,956
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	31,862	4,583,667
TOTAL COMMUNICATION SERVICES		48,194,312
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	27,244	7,142,559
Starbucks Corp.	63,035	5,814,348
Yum! Brands, Inc.	38,462	4,648,517
		17,605,424
Household Durables - 0.8%
Garmin Ltd.	45,887	4,704,794
Specialty Retail - 5.8%
AutoZone, Inc. (a)	2,151	5,328,307
Lowe's Companies, Inc.	29,676	5,655,355
O'Reilly Automotive, Inc. (a)	5,916	5,504,483
The Home Depot, Inc.	29,767	8,474,367
TJX Companies, Inc.	71,683	6,313,122
Tractor Supply Co. (b)	22,068	4,249,414
		35,525,048
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	61,738	6,344,814
TOTAL CONSUMER DISCRETIONARY		64,180,080
CONSUMER STAPLES - 6.1%
Beverages - 1.7%
PepsiCo, Inc.	32,142	5,248,146
The Coca-Cola Co.	93,069	5,257,468
		10,505,614
Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	15,285	1,819,526
Walmart, Inc.	34,403	5,621,794
		7,441,320
Food Products - 1.0%
General Mills, Inc.	36,058	2,352,424
Hormel Foods Corp.	53,659	1,746,600
The Hershey Co.	10,976	2,056,354
		6,155,378
Household Products - 2.1%
Colgate-Palmolive Co.	39,100	2,937,192
Kimberly-Clark Corp.	20,837	2,492,939
Procter & Gamble Co.	49,425	7,415,233
		12,845,364
Personal Care Products - 0.1%
Kenvue, Inc.	37,621	699,751
TOTAL CONSUMER STAPLES		37,647,427
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Cheniere Energy, Inc.	11,092	1,845,931
Chesapeake Energy Corp. (b)	16,016	1,378,657
Chevron Corp.	34,646	5,048,962
ConocoPhillips Co.	29,299	3,480,721
Coterra Energy, Inc.	55,317	1,521,218
DT Midstream, Inc. (b)	24,619	1,328,687
Exxon Mobil Corp.	74,123	7,845,920
Kinder Morgan, Inc.	99,748	1,615,918
Pioneer Natural Resources Co.	8,874	2,120,886
The Williams Companies, Inc.	53,962	1,856,293
		28,043,193
FINANCIALS - 14.0%
Banks - 1.6%
JPMorgan Chase & Co.	70,928	9,863,248
Capital Markets - 1.7%
Cboe Global Markets, Inc.	30,104	4,933,745
CME Group, Inc.	25,236	5,386,877
		10,320,622
Financial Services - 3.6%
Jack Henry & Associates, Inc.	24,414	3,442,130
MasterCard, Inc. Class A	23,147	8,711,373
Visa, Inc. Class A	41,855	9,840,111
		21,993,614
Insurance - 7.1%
Arthur J. Gallagher & Co.	21,265	5,007,695
Assurant, Inc.	28,952	4,310,953
Brown & Brown, Inc.	60,095	4,171,795
Chubb Ltd.	26,082	5,597,719
Erie Indemnity Co. Class A	15,293	4,223,774
Marsh & McLennan Companies, Inc.	28,549	5,414,318
Progressive Corp.	40,028	6,328,027
The Travelers Companies, Inc.	27,118	4,540,638
W.R. Berkley Corp.	67,051	4,520,578
		44,115,497
TOTAL FINANCIALS		86,292,981
HEALTH CARE - 13.2%
Biotechnology - 3.2%
AbbVie, Inc.	54,149	7,644,756
Amgen, Inc.	25,569	6,537,993
Regeneron Pharmaceuticals, Inc. (a)	6,834	5,329,768
		19,512,517
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	64,069	6,057,724
Becton, Dickinson & Co.	19,234	4,861,971
Medtronic PLC	67,814	4,784,956
		15,704,651
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	22,360	11,975,122
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	13,253	5,894,537
Pharmaceuticals - 4.6%
Eli Lilly & Co.	21,112	11,694,570
Johnson & Johnson	59,064	8,761,554
Merck & Co., Inc.	77,118	7,920,019
		28,376,143
TOTAL HEALTH CARE		81,462,970
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.7%
General Dynamics Corp.	17,091	4,124,229
L3Harris Technologies, Inc.	19,510	3,500,289
Lockheed Martin Corp.	10,350	4,705,524
Northrop Grumman Corp.	9,145	4,311,227
		16,641,269
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	23,769	3,529,459
Waste Management, Inc.	24,817	4,078,178
		7,607,637
Ground Transportation - 0.8%
Union Pacific Corp.	22,822	4,738,075
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	26,446	4,846,494
Machinery - 1.4%
Graco, Inc.	41,725	3,102,254
Otis Worldwide Corp.	40,656	3,139,050
Toro Co.	31,870	2,576,371
		8,817,675
Professional Services - 2.9%
Automatic Data Processing, Inc.	18,790	4,100,354
Booz Allen Hamilton Holding Corp. Class A	26,686	3,200,452
FTI Consulting, Inc. (a)	17,291	3,670,188
Paychex, Inc.	29,593	3,286,303
Verisk Analytics, Inc.	15,567	3,539,313
		17,796,610
TOTAL INDUSTRIALS		60,447,760
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	169,149	8,817,737
Motorola Solutions, Inc.	22,087	6,150,346
		14,968,083
IT Services - 5.4%
Accenture PLC Class A	27,490	8,167,004
Akamai Technologies, Inc. (a)	62,808	6,489,951
Amdocs Ltd.	64,908	5,203,025
IBM Corp.	52,922	7,654,638
VeriSign, Inc. (a)	28,340	5,658,364
		33,172,982
Semiconductors & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	46,740	6,637,547
Software - 10.4%
Microsoft Corp.	132,775	44,892,549
Oracle Corp.	72,859	7,533,621
Roper Technologies, Inc.	13,073	6,387,076
Tyler Technologies, Inc. (a)	15,296	5,703,878
		64,517,124
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	259,216	44,266,316
TOTAL INFORMATION TECHNOLOGY		163,562,052
MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,609	1,866,646
Balchem Corp.	7,153	831,465
Ecolab, Inc.	8,759	1,469,235
FMC Corp.	11,732	624,142
Linde PLC	9,953	3,803,638
PPG Industries, Inc.	10,010	1,228,928
Sherwin-Williams Co.	6,909	1,645,793
		11,469,847
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	2,925	1,196,150
Vulcan Materials Co.	6,004	1,179,726
		2,375,876
Containers & Packaging - 0.3%
Aptargroup, Inc.	8,388	1,025,601
Packaging Corp. of America	7,132	1,091,553
		2,117,154
TOTAL MATERIALS		15,962,877
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Agree Realty Corp.	14,914	834,289
American Homes 4 Rent Class A	28,556	934,923
American Tower Corp.	11,918	2,123,668
Crown Castle International Corp.	15,016	1,396,188
CubeSmart	23,672	806,978
Equinix, Inc.	2,597	1,894,875
Equity Lifestyle Properties, Inc.	15,063	991,145
Extra Space Storage, Inc.	9,512	985,348
Mid-America Apartment Communities, Inc.	7,768	917,789
Prologis (REIT), Inc.	21,370	2,153,028
Public Storage	5,484	1,309,086
Realty Income Corp.	25,226	1,195,208
		15,542,525
UTILITIES - 2.3%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	23,063	1,742,179
Duke Energy Corp.	25,644	2,279,495
NextEra Energy, Inc.	49,076	2,861,131
Xcel Energy, Inc.	28,692	1,700,575
		8,583,380
Multi-Utilities - 0.9%
Ameren Corp.	18,973	1,436,446
CMS Energy Corp.	25,693	1,396,158
Consolidated Edison, Inc.	19,054	1,672,751
WEC Energy Group, Inc.	18,895	1,537,864
		6,043,219
TOTAL UTILITIES		14,626,599
TOTAL COMMON STOCKS (Cost $600,893,118)		615,962,776

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	1,229,933	1,230,179
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	4,829,866	4,830,349
TOTAL MONEY MARKET FUNDS (Cost $6,060,528)		6,060,528

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $606,953,646)	622,023,304
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(4,601,751)
NET ASSETS - 100.0%	617,421,553

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	63	Dec 2023	1,326,859	(82,296)	(82,296)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $97,440 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	909,740	19,949,309	19,628,870	18,754	-	-	1,230,179	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	3,428,449	18,987,362	17,585,462	6,843	-	-	4,830,349	0.0%
Total	4,338,189	38,936,671	37,214,332	25,597	-	-	6,060,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.